Other Assets - Schedule of Movement of Allowance For Doubtful Accounts (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance at beginning of year	¥ (1,691)	¥ (1,522)	¥ (563)
Additions	(268)	(169)	(959)
Write-offs	138
Balance at end of year	¥ (1,821)	¥ (1,691)	¥ (1,522)